Quarterly Report
September 30, 2021
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 0.5%
MTU Aero Engines Holding AG	12,085	$2,732,564
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	21,777	$2,396,777
Alcoholic Beverages – 2.1%
Diageo PLC	161,928	$7,802,186
Kirin Holdings Co. Ltd.	163,600	3,038,707
		$10,840,893
Apparel Manufacturers – 4.5%
Adidas AG	19,010	$5,990,180
Burberry Group PLC	59,668	1,452,816
Compagnie Financiere Richemont S.A.	35,945	3,706,412
LVMH Moet Hennessy Louis Vuitton SE	16,324	11,672,705
		$22,822,113
Automotive – 2.6%
Bridgestone Corp.	65,900	$3,125,392
Continental AG (a)	23,246	2,552,410
Koito Manufacturing Co. Ltd.	66,100	3,974,528
Toyota Industries Corp.	40,400	3,319,118
Vitesco Technologies Group, “A” (a)	4,649	274,632
		$13,246,080
Brokerage & Asset Managers – 2.0%
Euronext N.V.	55,844	$6,301,695
Hong Kong Exchanges & Clearing Ltd.	61,700	3,745,083
		$10,046,778
Business Services – 0.8%
Nomura Research Institute Ltd.	115,200	$4,245,643
Computer Software – 2.8%
Cadence Design Systems, Inc. (a)	19,927	$3,017,745
NAVER Corp.	12,653	4,122,908
NetEase.com, Inc., ADR	84,704	7,233,721
		$14,374,374
Computer Software - Systems – 6.4%
Amadeus IT Group S.A. (a)	58,541	$3,845,705
Constellation Software, Inc.	2,836	4,646,105
EPAM Systems, Inc. (a)	7,564	4,315,111
Fujitsu Ltd.	36,700	6,665,108
Hitachi Ltd.	169,800	10,068,088
Samsung Electronics Co. Ltd.	52,012	3,237,165
		$32,777,282
Construction – 1.2%
Techtronic Industries Co. Ltd.	305,000	$5,979,052
Consumer Products – 1.8%
Kao Corp.	60,700	$3,616,625
Reckitt Benckiser Group PLC	69,472	5,437,531
		$9,054,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.0%
Carsales.com Ltd.	83,455	$1,534,326
Persol Holdings Co. Ltd.	72,700	1,821,652
SEEK Ltd.	72,885	1,622,513
		$4,978,491
Containers – 0.6%
Brambles Ltd.	385,164	$2,998,952
Electrical Equipment – 3.7%
Legrand S.A.	55,270	$5,927,896
Schneider Electric SE	76,900	12,785,407
		$18,713,303
Electronics – 2.5%
Kyocera Corp.	49,700	$3,106,984
NXP Semiconductors N.V.	22,914	4,488,165
Taiwan Semiconductor Manufacturing Co. Ltd.	260,804	5,378,051
		$12,973,200
Energy - Independent – 0.4%
Oil Search Ltd.	707,103	$2,238,320
Energy - Integrated – 2.3%
Cairn Energy PLC	710,011	$1,773,521
Eni S.p.A.	238,870	3,180,376
Galp Energia SGPS S.A., “B”	336,230	3,807,787
Idemitsu Kosan Co. Ltd.	104,000	2,745,550
		$11,507,234
Food & Beverages – 3.6%
Danone S.A.	54,618	$3,727,948
Nestle S.A.	123,263	14,830,869
		$18,558,817
Food & Drug Stores – 0.3%
Sugi Holdings Co. Ltd.	24,500	$1,782,200
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	20,395	$4,003,777
Insurance – 5.0%
AIA Group Ltd.	696,200	$8,016,145
Aon PLC	37,083	10,597,209
Beazley PLC (a)	157,036	795,904
Hiscox Ltd.	157,180	1,767,101
Zurich Insurance Group AG	11,146	4,544,763
		$25,721,122
Internet – 1.5%
Scout24 AG	36,068	$2,505,091
Tencent Holdings Ltd.	89,700	5,259,489
		$7,764,580
Leisure & Toys – 1.0%
Prosus N.V.	31,742	$2,499,943
Yamaha Corp.	38,800	2,439,285
		$4,939,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 6.3%
Daikin Industries Ltd.	33,800	$7,269,997
GEA Group AG	101,899	4,672,994
Kubota Corp.	286,000	6,101,296
Ritchie Bros. Auctioneers, Inc.	68,230	4,210,372
Schindler Holding AG	15,757	4,216,395
SMC Corp.	9,000	5,630,650
		$32,101,704
Major Banks – 5.3%
BNP Paribas (l)	125,617	$8,046,449
Credit Suisse Group AG	365,689	3,625,729
Mitsubishi UFJ Financial Group, Inc.	786,700	4,593,102
NatWest Group PLC	1,683,394	5,108,153
UBS Group AG	344,328	5,502,354
		$26,875,787
Medical Equipment – 3.5%
EssilorLuxottica	11,249	$2,150,995
Koninklijke Philips N.V.	134,954	5,981,551
QIAGEN N.V. (a)	110,884	5,765,359
Terumo Corp.	85,600	4,024,440
		$17,922,345
Metals & Mining – 0.8%
Glencore PLC	870,303	$4,110,064
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	442,000	$2,322,237
Natural Gas - Pipeline – 0.8%
APA Group	233,012	$1,462,921
TC Energy Corp.	55,092	2,651,514
		$4,114,435
Other Banks & Diversified Financials – 5.3%
AIB Group PLC (a)	758,564	$2,045,536
HDFC Bank Ltd.	319,755	6,855,061
ING Groep N.V.	338,741	4,916,547
Julius Baer Group Ltd.	78,567	5,196,530
Macquarie Group Ltd.	31,579	4,143,248
Visa, Inc., “A”	16,903	3,765,143
		$26,922,065
Pharmaceuticals – 8.8%
Bayer AG	51,874	$2,829,306
Kyowa Kirin Co. Ltd.	184,700	6,660,412
Novo Nordisk A.S., “B”	153,841	14,797,208
Roche Holding AG	43,678	15,938,264
Santen Pharmaceutical Co. Ltd.	334,200	4,716,039
		$44,941,229
Printing & Publishing – 1.1%
Wolters Kluwer N.V.	55,675	$5,885,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.6%
ESR Cayman Ltd. (a)	835,200	$2,521,299
Grand City Properties S.A.	198,900	4,962,725
LEG Immobilien SE	39,720	5,622,380
		$13,106,404
Restaurants – 0.7%
Yum China Holdings, Inc.	64,497	$3,747,921
Specialty Chemicals – 7.8%
Akzo Nobel N.V.	52,089	$5,672,014
Croda International PLC	52,821	6,031,920
Kansai Paint Co. Ltd.	98,000	2,436,746
Linde PLC	38,631	11,486,170
Nitto Denko Corp. (l)	53,000	3,776,849
Sika AG	16,553	5,235,630
Symrise AG	38,996	5,144,446
		$39,783,775
Specialty Stores – 0.7%
Ocado Group PLC (a)	53,311	$1,185,708
ZOZO, Inc.	60,600	2,269,134
		$3,454,842
Telecommunications - Wireless – 2.7%
Advanced Info Service Public Co. Ltd.	361,100	$2,091,787
Cellnex Telecom S.A.	50,683	3,124,199
KDDI Corp.	153,200	5,062,878
SoftBank Group Corp.	62,900	3,634,825
		$13,913,689
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	124,147	$2,332,528
Tele2 AB, “B” (l)	28,624	422,841
		$2,755,369
Tobacco – 1.2%
British American Tobacco PLC	178,071	$6,212,790
Utilities - Electric Power – 2.3%
CLP Holdings Ltd.	262,500	$2,524,812
E.ON SE	217,213	2,657,485
Iberdrola S.A.	423,128	4,226,016
Orsted A/S (Kingdom of Denmark)	16,468	2,172,797
		$11,581,110
Total Common Stocks		$504,445,709
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	72,208	$34,091

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.04% (v)	3,774,011	$3,774,011
Collateral for Securities Loaned – 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j)	4,586,951	$4,586,952

Other Assets, Less Liabilities – (0.5)%		(2,372,901)
Net Assets – 100.0%		$510,467,862
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,774,011 and $509,066,752, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$106,125,248	$—	$106,125,248
Switzerland	34,091	62,796,946	—	62,831,037
France	—	50,613,095	—	50,613,095
Germany	20,590,232	25,119,340	—	45,709,572
United Kingdom	—	41,677,694	—	41,677,694
United States	26,183,373	11,486,170	—	37,669,543
Netherlands	—	24,955,062	—	24,955,062
Hong Kong	—	22,786,391	—	22,786,391
China	13,303,879	5,259,489	—	18,563,368
Other Countries	19,236,248	74,312,542	—	93,548,790
Mutual Funds	8,360,963	—	—	8,360,963
Total	$87,708,786	$425,131,977	$—	$512,840,763
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At September 30, 2021, the value of securities loaned was $5,424,497. These loans were collateralized by cash of $4,586,952 and U.S. Treasury Obligations (held by the lending agent) of $1,091,934.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,433,184	$98,435,627	$98,094,800	$—	$—	$3,774,011
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,305	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
Japan	20.8%
Switzerland	12.3%
France	9.9%
Germany	9.0%
United States	8.5%
United Kingdom	8.2%
Netherlands	4.9%
Hong Kong	4.5%
China	3.6%
Other Countries	18.3%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.